Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In February 2021, the Sponsor paid $25,000, or approximately $0.003 per share, to cover certain of the offering and formation costs in exchange for an aggregate of 7,666,667 Class B ordinary shares, par value $0.0001 per share, 1,000,000 of which were subject to forfeiture depending on the extent to which the underwriter’s over-allotment option was exercised. The option expired on September 25, 2021, and subsequently, the Sponsor forfeited 1,000,000 Class B ordinary shares. Additionally, upon consummation of the Business Combination, the Sponsor agreed to transfer an aggregate of 1,334,339 Class B ordinary shares to the Anchor Investor for the same price originally paid for such shares. The Class B ordinary shares will automatically convert into Class A ordinary shares upon consummation of a Business Combination on a one-for-one basis, subject to certain adjustments, as described in Note 8. The Company determined that the fair value of these Class B ordinary shares was approximately $10.0 million (or approximately $7.50 per share) using a Monte Carlo simulation. The Company recognized the excess fair value of these Class B ordinary shares, over the price sold to the Anchor Investors, as an expense of the Initial Public Offering resulting in a charge against the carrying value of Class A ordinary shares subject to possible redemption.

The initial shareholders and the Anchor Investors have agreed not to transfer, assign or sell any of their Class B ordinary shares until after, or concurrently with, the consummation of the initial Business Combination.

Related Party Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes the initial Business Combination, the Company would repay the Working Capital Loans. In the event that the Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of the Working Capital Loans may be convertible into units of the post Business Combination entity at a price of $10.00 per unit at the option of the lender. The units would be identical to the Private Units. On November 14, 2022, the Sponsor agreed to loan the Company up to $800,000 pursuant to a promissory note (as amended and restated on November 14, 2022, the “New Note”). The New Note is non-interest bearing, unsecured and due at the earlier of the consummation of the Business Combination and the day prior to the date the Company must elect to liquidate and dissolve in accordance with the provisions of the Amended and Restated Memorandum and Articles of Association. On May 17, 2023, the Sponsor agreed to loan the Company up to an additional $2,500,000 pursuant to the second amended and restated promissory note (see Note 10). As of March 31, 2023 and December 31, 2022, the Company had $1,162,002 and $600,000 outstanding under the Working Capital Loans, respectively.

Administrative Support Agreement

The Company pays an affiliate of the Sponsor $20,000 per month for office space and secretarial and administrative services. Upon the earlier of the Company’s consummation of a Business Combination and its liquidation, the Company will cease paying these monthly fees. For the three months ended March 31, 2023 and 2022, the Company incurred and paid approximately $60,000 and $60,000 of administrative support expense, respectively.

Note 5 — Related Party Transactions

Founder Shares

In February 2021, the Sponsor paid $25,000, or approximately $0.003 per share, to cover certain of the offering and formation costs in exchange for an aggregate of 7,666,667 Class B ordinary shares, par value $0.0001 per share, 1,000,000 of which were subject to forfeiture depending on the extent to which the underwriter’s over-allotment option was exercised. The option expired on September 25, 2021, and subsequently, the Sponsor forfeited 1,000,000 Class B ordinary shares. Additionally, upon consummation of the Business Combination, the Sponsor agreed to transfer an aggregate of 1,334,339 Class B ordinary shares to the Anchor Investor for the same price originally paid for such shares. The Class B ordinary shares will automatically convert into Class A ordinary shares upon consummation of a Business Combination on a one-for-one basis, subject to certain adjustments, as described in Note 8. The Company determined that the fair value of these Class B ordinary shares was approximately $10.0 million (or approximately $7.50 per share) using a Monte Carlo simulation. The Company recognized the excess fair value of these Class B ordinary shares, over the price sold to the Anchor Investors, as an expense of the Initial Public Offering resulting in a charge against the carrying value of Class A ordinary shares subject to possible redemption.

The initial shareholders and the Anchor Investors have agreed not to transfer, assign or sell any of their Class B ordinary shares until after, or concurrently with, the consummation of the initial Business Combination.

Promissory Note-Related Party

The Sponsor agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the IPO. These loans were non-interest bearing, unsecured and due at the earlier of December 31, 2021 or the closing of the IPO. The Company fully repaid the promissory note in the amount of $87,369 upon the closing of IPO. As of December 31, 2022 and 2021, there was no outstanding balance under the promissory note. Subsequent to the repayment, the promissory note is no longer available to the Company.

Working Capital Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes the initial Business Combination, the Company would repay the Working Capital Loans. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of the Working Capital Loans may be convertible into units of the post Business Combination entity at a price of $10.00 per unit at the option of the lender. The units would be identical to the Private Units. At December 31, 2022 and 2021, no such Working Capital Loans were outstanding. On November 14, 2022, the Sponsor agreed to loan the Company up to $800,000 pursuant to a promissory note (as amended and restated on November 14, 2022, the “New Note”). The New Note is non-interest bearing, unsecured and due at the earlier of the consummation of the Company’s initial business combination and the day prior to the date the Company must elect to liquidate and dissolve in accordance with the provisions of the Second A&R Charter. As of December 31, 2022 and 2021, the Company had $600,000 and $0 outstanding under the Working Capital Loans.

Administrative Support Agreement

The Company pays an affiliate of the Sponsor $20,000 per month for office space and secretarial and administrative services. Upon the earlier of the Company’s consummation of a Business Combination and its liquidation, the Company will cease paying these monthly fees. For the year ended December 31, 2022 and for the period from February 10, 2021 (inception) through December 31, 2021, the Company incurred and paid approximately $240,000 and $87,000 of administrative support expense, respectively. As of December 31, 2022 and 2021, there were no outstanding balances under this agreement.

The executive officers and directors will be reimbursed for any out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The Company’s audit committee will review on a quarterly basis all payments that were made by the Company to the officers or directors. For the year ended December 31, 2022 and 2021, the Company incurred approximately $240,000 and $3,500, respectively in such costs and there were no outstanding amounts as of December 31, 2022 and 2021, respectively, payable to the executive officers and directors as reflected in the accounts payable on the accompanying balance sheets.